Reverse Recapitalization (Details) - Schedule of Common Stock Outstanding - shares		12 Months Ended
	Feb. 15, 2024	Dec. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2022
Reverse Recapitalization (Details) - Schedule of Common Stock Outstanding [Line Items]
Ordinary Shares, outstanding prior to Mergers		49,065,361	49,096,537		19,932,429
Shares issued		193,976	193,976
Less: redemption of FACT Class A Ordinary Shares		(31,041,243)
Total shares from the Mergers and PIPE Financing		19,796,221
Legacy Complete Solaria shares		20,034,257
2022 Convertible Note Shares	3,707,627	5,460,075
Shares of Complete Solaria Common stock immediately after Mergers		45,290,553	45,290,553	23,256,504
Sponsor [Member]
Reverse Recapitalization (Details) - Schedule of Common Stock Outstanding [Line Items]
Bonus shares issued		193,976
PIPE [Member]
Reverse Recapitalization (Details) - Schedule of Common Stock Outstanding [Line Items]
Bonus shares issued		120,000
Shares issued		1,690,000
FPA [Member]
Reverse Recapitalization (Details) - Schedule of Common Stock Outstanding [Line Items]
Bonus shares issued		150,000
Shares issued		5,558,488
Class A Ordinary Shares [Member]
Reverse Recapitalization (Details) - Schedule of Common Stock Outstanding [Line Items]
Ordinary Shares, outstanding prior to Mergers		34,500,000
Shares of Complete Solaria Common stock immediately after Mergers		45,290,553		34,500,000
Class B Ordinary Shares [Member]
Reverse Recapitalization (Details) - Schedule of Common Stock Outstanding [Line Items]
Ordinary Shares, outstanding prior to Mergers		8,625,000